Consolidation and Foreign Currency Translation of Financial Statements of Venezuelan Subsidiaries - Additional Information (Detail) € in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Feb. 29, 2016
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
VEF fixed exchange rate versus USD				6.3
VEF administered exchange rate versus USD				13.5
VEF floating exchange rate versus USD				200
Net sales	[1]	€ 35,055	€ 33,821	€ 34,060	[2]
Venezuelan Subsidiary [Member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Net foreign exchange loss			102
Net sales			18	455
Cash position		€ 7	€ 6	€ 90
Venezuelan Subsidiaries [Member] | DIPRO Rate [Member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Venezuelan foreign exchange rate per US dollar		10
Venezuelan Subsidiaries [Member] | DICOM Rate [Member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Venezuelan foreign exchange rate per US dollar		3,345				206

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).